Application of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers_Financial Assets Reclassified As Measured At Amortised Cost As Of The Initial Application Date(Details)
₩ in Millions
Jan. 01, 2018 KRW (₩)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Fair value	₩ 2,835,591
Recognizable valuation gain or loss if not reclassified	₩ (4,294)
Currency Stabilization Bond [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Measurement categories before reclassification	Available-for-sale
Fair value	₩ 1,975,001
Recognizable valuation gain or loss if not reclassified	₩ (248)
Asset backed securities
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Measurement categories before reclassification	Available-for-sale
Fair value	₩ 860,590
Recognizable valuation gain or loss if not reclassified	₩ (4,046)